SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Reconciliation of Assets from Segment to Consolidated [Table Text Block]
As a result of the change to two reportable segments, the segment information for the years ended December 31, 2016 and 2015 have been retrospectively restated.

	2017				2016				2015
(in thousands of $)	FSRU	LNG Carrier	Unallocated/ Elimination (1)	Total	FSRU	LNG Carrier	Unallocated/ Elimination (1)	Total	FSRU	LNG Carrier	Unallocated/ Elimination (1)	Total

Statement of operations:
Operating revenues	316,599	116,503	—	433,102	322,373	119,225	—	441,598	307,344	127,343	—	434,687
Depreciation and amortization	(80,762)	(23,048)	—	(103,810)	(78,025)	(22,443)	—	(100,468)	(77,036)	(22,220)	—	(99,256)
Other operating expenses (2)	(66,364)	(26,818)	—	(93,182)	(54,706)	(19,754)	—	(74,460)	(54,481)	(25,130)	—	(79,611)
Operating income	169,473	66,637	—	236,110	189,642	77,028	—	266,670	175,827	79,993	—	255,820
Other non-operating income	922	—	—	922	1,318	—	—	1,318	—	—	—	—

Balance sheet:
Total assets (3)	1,149,595	545,225	732,551	2,427,371	1,206,186	557,682	488,840	2,252,708	1,271,650	575,725	384,287	2,231,662
Capital expenditure (4)	11,226	11,215	—	22,441	344	5,026	—	5,370	309,225	2,043	—	311,268

(1) Relates to items not allocated to a segment, but included for reconciliation purposes; and eliminations required for consolidation purposes.
(2) Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on the number of vessels).
(3) Total assets by segment refers to our principal asset being that of our vessels.
(4) The capital expenditure for the FSRU segment in the year ended December 31, 2015 includes the fair value of the FSRU, the Golar Eskimo, acquired as part of a business combination (see Note 10).

Reconciliation of Revenue from Segments to Consolidated [Table Text Block]
As a result of the change to two reportable segments, the segment information for the years ended December 31, 2016 and 2015 have been retrospectively restated.

	2017				2016				2015
(in thousands of $)	FSRU	LNG Carrier	Unallocated/ Elimination (1)	Total	FSRU	LNG Carrier	Unallocated/ Elimination (1)	Total	FSRU	LNG Carrier	Unallocated/ Elimination (1)	Total

Statement of operations:
Operating revenues	316,599	116,503	—	433,102	322,373	119,225	—	441,598	307,344	127,343	—	434,687
Depreciation and amortization	(80,762)	(23,048)	—	(103,810)	(78,025)	(22,443)	—	(100,468)	(77,036)	(22,220)	—	(99,256)
Other operating expenses (2)	(66,364)	(26,818)	—	(93,182)	(54,706)	(19,754)	—	(74,460)	(54,481)	(25,130)	—	(79,611)
Operating income	169,473	66,637	—	236,110	189,642	77,028	—	266,670	175,827	79,993	—	255,820
Other non-operating income	922	—	—	922	1,318	—	—	1,318	—	—	—	—

Balance sheet:
Total assets (3)	1,149,595	545,225	732,551	2,427,371	1,206,186	557,682	488,840	2,252,708	1,271,650	575,725	384,287	2,231,662
Capital expenditure (4)	11,226	11,215	—	22,441	344	5,026	—	5,370	309,225	2,043	—	311,268

(1) Relates to items not allocated to a segment, but included for reconciliation purposes; and eliminations required for consolidation purposes.
(2) Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on the number of vessels).
(3) Total assets by segment refers to our principal asset being that of our vessels.
(4) The capital expenditure for the FSRU segment in the year ended December 31, 2015 includes the fair value of the FSRU, the Golar Eskimo, acquired as part of a business combination (see Note 10).

Revenue by Major Customer
In the years ended December 31, 2017, 2016 and 2015, revenues from each of the following customers (included in the FSRU segment) accounted for over 10% of our consolidated revenues:

(in thousands of $)	2017		2016		2015
Petrobras	94,588	22%	103,368	23%	100,052	23%
PTNR	72,495	17%	67,774	15%	67,325	15%
Jordan	57,144	13%	57,112	13%	37,750	9%
KNPC	47,645	11%	47,654	11%	47,402	11%
DUSUP	44,726	10%	46,465	11%	41,970	10%

Revenues and Fixed Assets with Respect to Geographical Area
The following geographical data presents our revenues from customers and fixed assets with respect only to our FSRUs, while operating under long-term charters, at specific locations. LNG carriers operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries:

Revenues (in thousands of $)	2017	2016	2015
Brazil	94,588	103,368	100,052
Indonesia	72,495	67,774	67,325
Jordan	57,144	57,112	37,750
Kuwait	47,645	47,654	47,402
United Arab Emirates	44,726	46,465	41,970

Fixed assets (in thousands of $)	2017	2016
Brazil	223,900	347,366
Jordan	269,846	278,588
Kuwait	259,310	267,055
Indonesia	177,205	191,139
United Arab Emirates	108,776	122,078